Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Empower Lifetime 2015 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2015 Fund
Class Name	Institutional Class
Trading Symbol	MXNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2015 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Institutional Class/MXNYX)	$ 41	0.40% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.33%).

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 452,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 300,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 452M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.16%
Empower of America Contract	13.90%
Empower Inflation-Protected Securities Fund Institutional Class	13.78%
Empower Bond Index Fund Institutional Class	9.12%
Empower Short Duration Bond Fund Institutional Class	5.97%
Empower Core Bond Fund Institutional Class	5.47%
Empower Multi-Sector Bond Fund Institutional Class	5.43%
Empower Global Bond Fund Institutional Class	4.33%
Empower International Index Fund Institutional Class	3.80%
Empower Large Cap Value Fund Institutional Class	3.17%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.16%
Empower of America Contract	13.90%
Empower Inflation-Protected Securities Fund Institutional Class	13.78%
Empower Bond Index Fund Institutional Class	9.12%
Empower Short Duration Bond Fund Institutional Class	5.97%
Empower Core Bond Fund Institutional Class	5.47%
Empower Multi-Sector Bond Fund Institutional Class	5.43%
Empower Global Bond Fund Institutional Class	4.33%
Empower International Index Fund Institutional Class	3.80%
Empower Large Cap Value Fund Institutional Class	3.17%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2015 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2015 Fund
Class Name	Investor Class
Trading Symbol	MXLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2015 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Investor Class/MXLYX)	$ 77	0.75% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.33%).

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 452,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 300,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 452M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investm ents o
f the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.16%
Empower of America Contract	13.90%
Empower Inflation-Protected Securities Fund Institutional Class	13.78%
Empower Bond Index Fund Institutional Class	9.12%
Empower Short Duration Bond Fund Institutional Class	5.97%
Empower Core Bond Fund Institutional Class	5.47%
Empower Multi-Sector Bond Fund Institutional Class	5.43%
Empower Global Bond Fund Institutional Class	4.33%
Empower International Index Fund Institutional Class	3.80%
Empower Large Cap Value Fund Institutional Class	3.17%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.16%
Empower of America Contract	13.90%
Empower Inflation-Protected Securities Fund Institutional Class	13.78%
Empower Bond Index Fund Institutional Class	9.12%
Empower Short Duration Bond Fund Institutional Class	5.97%
Empower Core Bond Fund Institutional Class	5.47%
Empower Multi-Sector Bond Fund Institutional Class	5.43%
Empower Global Bond Fund Institutional Class	4.33%
Empower International Index Fund Institutional Class	3.80%
Empower Large Cap Value Fund Institutional Class	3.17%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2015 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2015 Fund
Class Name	Service Class
Trading Symbol	MXLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2015 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Service Class/MXLZX)	$ 87	0.85% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.33%).

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 452,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 300,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 452M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdin
g
s
Empower S&P 500 ® Index Fund Institutional Class	14.16%
Empower of America Contract	13.90%
Empower Inflation-Protected Securities Fund Institutional Class	13.78%
Empower Bond Index Fund Institutional Class	9.12%
Empower Short Duration Bond Fund Institutional Class	5.97%
Empower Core Bond Fund Institutional Class	5.47%
Empower Multi-Sector Bond Fund Institutional Class	5.43%
Empower Global Bond Fund Institutional Class	4.33%
Empower International Index Fund Institutional Class	3.80%
Empower Large Cap Value Fund Institutional Class	3.17%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdin
g
s
Empower S&P 500 ® Index Fund Institutional Class	14.16%
Empower of America Contract	13.90%
Empower Inflation-Protected Securities Fund Institutional Class	13.78%
Empower Bond Index Fund Institutional Class	9.12%
Empower Short Duration Bond Fund Institutional Class	5.97%
Empower Core Bond Fund Institutional Class	5.47%
Empower Multi-Sector Bond Fund Institutional Class	5.43%
Empower Global Bond Fund Institutional Class	4.33%
Empower International Index Fund Institutional Class	3.80%
Empower Large Cap Value Fund Institutional Class	3.17%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2020 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2020 Fund
Class Name	Institutional Class
Trading Symbol	MXAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2020 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Institutional Class/MXAKX)	$ 43	0.42% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.34%).

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%	[2]
Net Assets	$ 543,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 300,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 543M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investm ent
s of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	15.29%
Empower of America Contract	11.81%
Empower Inflation-Protected Securities Fund Institutional Class	11.19%
Empower Bond Index Fund Institutional Class	9.80%
Empower Core Bond Fund Institutional Class	5.88%
Empower Multi-Sector Bond Fund Institutional Class	5.79%
Empower Short Duration Bond Fund Institutional Class	5.07%
Empower Global Bond Fund Institutional Class	4.40%
Empower International Index Fund Institutional Class	4.34%
Empower Large Cap Value Fund Institutional Class	3.42%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	15.29%
Empower of America Contract	11.81%
Empower Inflation-Protected Securities Fund Institutional Class	11.19%
Empower Bond Index Fund Institutional Class	9.80%
Empower Core Bond Fund Institutional Class	5.88%
Empower Multi-Sector Bond Fund Institutional Class	5.79%
Empower Short Duration Bond Fund Institutional Class	5.07%
Empower Global Bond Fund Institutional Class	4.40%
Empower International Index Fund Institutional Class	4.34%
Empower Large Cap Value Fund Institutional Class	3.42%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2020 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2020 Fund
Class Name	Investor Class
Trading Symbol	MXAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2020 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Investor Class/MXAGX)	$ 79	0.77% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.34%).

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%	[2]
Net Assets	$ 543,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 300,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 543M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top
T
en Holdings
Empower S&P 500 ® Index Fund Institutional Class	15.29%
Empower of America Contract	11.81%
Empower Inflation-Protected Securities Fund Institutional Class	11.19%
Empower Bond Index Fund Institutional Class	9.80%
Empower Core Bond Fund Institutional Class	5.88%
Empower Multi-Sector Bond Fund Institutional Class	5.79%
Empower Short Duration Bond Fund Institutional Class	5.07%
Empower Global Bond Fund Institutional Class	4.40%
Empower International Index Fund Institutional Class	4.34%
Empower Large Cap Value Fund Institutional Class	3.42%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top
T
en Holdings
Empower S&P 500 ® Index Fund Institutional Class	15.29%
Empower of America Contract	11.81%
Empower Inflation-Protected Securities Fund Institutional Class	11.19%
Empower Bond Index Fund Institutional Class	9.80%
Empower Core Bond Fund Institutional Class	5.88%
Empower Multi-Sector Bond Fund Institutional Class	5.79%
Empower Short Duration Bond Fund Institutional Class	5.07%
Empower Global Bond Fund Institutional Class	4.40%
Empower International Index Fund Institutional Class	4.34%
Empower Large Cap Value Fund Institutional Class	3.42%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2020 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2020 Fund
Class Name	Service Class
Trading Symbol	MXAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2020 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Service Class/MXAHX)	$ 89	0.87% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.34%).

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%	[2]
Net Assets	$ 543,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 300,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 543M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Ho
ld
ings
Empower S&P 500 ® Index Fund Institutional Class	15.29%
Empower of America Contract	11.81%
Empower Inflation-Protected Securities Fund Institutional Class	11.19%
Empower Bond Index Fund Institutional Class	9.80%
Empower Core Bond Fund Institutional Class	5.88%
Empower Multi-Sector Bond Fund Institutional Class	5.79%
Empower Short Duration Bond Fund Institutional Class	5.07%
Empower Global Bond Fund Institutional Class	4.40%
Empower International Index Fund Institutional Class	4.34%
Empower Large Cap Value Fund Institutional Class	3.42%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Ho
ld
ings
Empower S&P 500 ® Index Fund Institutional Class	15.29%
Empower of America Contract	11.81%
Empower Inflation-Protected Securities Fund Institutional Class	11.19%
Empower Bond Index Fund Institutional Class	9.80%
Empower Core Bond Fund Institutional Class	5.88%
Empower Multi-Sector Bond Fund Institutional Class	5.79%
Empower Short Duration Bond Fund Institutional Class	5.07%
Empower Global Bond Fund Institutional Class	4.40%
Empower International Index Fund Institutional Class	4.34%
Empower Large Cap Value Fund Institutional Class	3.42%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2025 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2025 Fund
Class Name	Institutional Class
Trading Symbol	MXQBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2025 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Institutional Class/MXQBX)	$ 46	0.45% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%	[3]
Net Assets	$ 1,784,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,784M
Total number of portfolio holdings	22
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top T
e
n Holdings
Empower S&P 500 ® Index Fund Institutional Class	17.35%
Empower Bond Index Fund Institutional Class	10.15%
Empower of America Contract	9.42%
Empower Inflation-Protected Securities Fund Institutional Class	7.64%
Empower Core Bond Fund Institutional Class	6.09%
Empower Multi-Sector Bond Fund Institutional Class	5.88%
Empower International Index Fund Institutional Class	5.22%
Empower Global Bond Fund Institutional Class	4.20%
Empower Short Duration Bond Fund Institutional Class	4.04%
Empower Large Cap Value Fund Institutional Class	3.87%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top T
e
n Holdings
Empower S&P 500 ® Index Fund Institutional Class	17.35%
Empower Bond Index Fund Institutional Class	10.15%
Empower of America Contract	9.42%
Empower Inflation-Protected Securities Fund Institutional Class	7.64%
Empower Core Bond Fund Institutional Class	6.09%
Empower Multi-Sector Bond Fund Institutional Class	5.88%
Empower International Index Fund Institutional Class	5.22%
Empower Global Bond Fund Institutional Class	4.20%
Empower Short Duration Bond Fund Institutional Class	4.04%
Empower Large Cap Value Fund Institutional Class	3.87%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2025 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2025 Fund
Class Name	Investor Class
Trading Symbol	MXELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2025 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Investor Class/MXELX)	$ 82	0.80% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%	[3]
Net Assets	$ 1,784,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,784M
Total number of portfolio holdings	22
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top
Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	17.35%
Empower Bond Index Fund Institutional Class	10.15%
Empower of America Contract	9.42%
Empower Inflation-Protected Securities Fund Institutional Class	7.64%
Empower Core Bond Fund Institutional Class	6.09%
Empower Multi-Sector Bond Fund Institutional Class	5.88%
Empower International Index Fund Institutional Class	5.22%
Empower Global Bond Fund Institutional Class	4.20%
Empower Short Duration Bond Fund Institutional Class	4.04%
Empower Large Cap Value Fund Institutional Class	3.87%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top
Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	17.35%
Empower Bond Index Fund Institutional Class	10.15%
Empower of America Contract	9.42%
Empower Inflation-Protected Securities Fund Institutional Class	7.64%
Empower Core Bond Fund Institutional Class	6.09%
Empower Multi-Sector Bond Fund Institutional Class	5.88%
Empower International Index Fund Institutional Class	5.22%
Empower Global Bond Fund Institutional Class	4.20%
Empower Short Duration Bond Fund Institutional Class	4.04%
Empower Large Cap Value Fund Institutional Class	3.87%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2025 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2025 Fund
Class Name	Service Class
Trading Symbol	MXFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2025 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Service Class/MXFLX)	$ 92	0.90% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%	[3]
Net Assets	$ 1,784,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,000,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,784M
Total number of portfolio holdings	22
Total advisory fee paid	$ 1.0 M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Ho
ld
ings
Empower S&P 500 ® Index Fund Institutional Class	17.35%
Empower Bond Index Fund Institutional Class	10.15%
Empower of America Contract	9.42%
Empower Inflation-Protected Securities Fund Institutional Class	7.64%
Empower Core Bond Fund Institutional Class	6.09%
Empower Multi-Sector Bond Fund Institutional Class	5.88%
Empower International Index Fund Institutional Class	5.22%
Empower Global Bond Fund Institutional Class	4.20%
Empower Short Duration Bond Fund Institutional Class	4.04%
Empower Large Cap Value Fund Institutional Class	3.87%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Ho
ld
ings
Empower S&P 500 ® Index Fund Institutional Class	17.35%
Empower Bond Index Fund Institutional Class	10.15%
Empower of America Contract	9.42%
Empower Inflation-Protected Securities Fund Institutional Class	7.64%
Empower Core Bond Fund Institutional Class	6.09%
Empower Multi-Sector Bond Fund Institutional Class	5.88%
Empower International Index Fund Institutional Class	5.22%
Empower Global Bond Fund Institutional Class	4.20%
Empower Short Duration Bond Fund Institutional Class	4.04%
Empower Large Cap Value Fund Institutional Class	3.87%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2030 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2030 Fund
Class Name	Institutional Class
Trading Symbol	MXAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2030 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Institutional Class/MXAYX)	$ 48	0.47% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%	[4]
Net Assets	$ 1,417,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 800,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,417M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top
Ten Ho
ldings
Empower S&P 500 ® Index Fund Institutional Class	20.09%
Empower Bond Index Fund Institutional Class	9.88%
Empower of America Contract	6.71%
Empower International Index Fund Institutional Class	6.39%
Empower Core Bond Fund Institutional Class	5.93%
Empower Multi-Sector Bond Fund Institutional Class	5.60%
Empower Large Cap Value Fund Institutional Class	4.49%
Empower Inflation-Protected Securities Fund Institutional Class	4.26%
Empower Large Cap Growth Fund Institutional Class	4.16%
Empower Global Bond Fund Institutional Class	3.72%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top
Ten Ho
ldings
Empower S&P 500 ® Index Fund Institutional Class	20.09%
Empower Bond Index Fund Institutional Class	9.88%
Empower of America Contract	6.71%
Empower International Index Fund Institutional Class	6.39%
Empower Core Bond Fund Institutional Class	5.93%
Empower Multi-Sector Bond Fund Institutional Class	5.60%
Empower Large Cap Value Fund Institutional Class	4.49%
Empower Inflation-Protected Securities Fund Institutional Class	4.26%
Empower Large Cap Growth Fund Institutional Class	4.16%
Empower Global Bond Fund Institutional Class	3.72%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2030 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2030 Fund
Class Name	Investor Class
Trading Symbol	MXATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2030 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Investor Class/MXATX)	$ 85	0.82% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%	[4]
Net Assets	$ 1,417,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 800,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,417M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten
Ho
ldings
Empower S&P 500 ® Index Fund Institutional Class	20.09%
Empower Bond Index Fund Institutional Class	9.88%
Empower of America Contract	6.71%
Empower International Index Fund Institutional Class	6.39%
Empower Core Bond Fund Institutional Class	5.93%
Empower Multi-Sector Bond Fund Institutional Class	5.60%
Empower Large Cap Value Fund Institutional Class	4.49%
Empower Inflation-Protected Securities Fund Institutional Class	4.26%
Empower Large Cap Growth Fund Institutional Class	4.16%
Empower Global Bond Fund Institutional Class	3.72%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten
Ho
ldings
Empower S&P 500 ® Index Fund Institutional Class	20.09%
Empower Bond Index Fund Institutional Class	9.88%
Empower of America Contract	6.71%
Empower International Index Fund Institutional Class	6.39%
Empower Core Bond Fund Institutional Class	5.93%
Empower Multi-Sector Bond Fund Institutional Class	5.60%
Empower Large Cap Value Fund Institutional Class	4.49%
Empower Inflation-Protected Securities Fund Institutional Class	4.26%
Empower Large Cap Growth Fund Institutional Class	4.16%
Empower Global Bond Fund Institutional Class	3.72%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2030 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2030 Fund
Class Name	Service Class
Trading Symbol	MXAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2030 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Service Class/MXAUX)	$ 95	0.92% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%	[4]
Net Assets	$ 1,417,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 800,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,417M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total
investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	20.09%
Empower Bond Index Fund Institutional Class	9.88%
Empower of America Contract	6.71%
Empower International Index Fund Institutional Class	6.39%
Empower Core Bond Fund Institutional Class	5.93%
Empower Multi-Sector Bond Fund Institutional Class	5.60%
Empower Large Cap Value Fund Institutional Class	4.49%
Empower Inflation-Protected Securities Fund Institutional Class	4.26%
Empower Large Cap Growth Fund Institutional Class	4.16%
Empower Global Bond Fund Institutional Class	3.72%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	20.09%
Empower Bond Index Fund Institutional Class	9.88%
Empower of America Contract	6.71%
Empower International Index Fund Institutional Class	6.39%
Empower Core Bond Fund Institutional Class	5.93%
Empower Multi-Sector Bond Fund Institutional Class	5.60%
Empower Large Cap Value Fund Institutional Class	4.49%
Empower Inflation-Protected Securities Fund Institutional Class	4.26%
Empower Large Cap Growth Fund Institutional Class	4.16%
Empower Global Bond Fund Institutional Class	3.72%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2035 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2035 Fund
Class Name	Institutional Class
Trading Symbol	MXTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2035 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Institutional Class/MXTBX)	$ 52	0.50% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%	[5]
Net Assets	$ 2,102,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,102M
Total number of portfolio holdings	22
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	23.41%
Empower Bond Index Fund Institutional Class	8.23%
Empower International Index Fund Institutional Class	7.86%
Empower Large Cap Value Fund Institutional Class	5.23%
Empower Core Bond Fund Institutional Class	4.95%
Empower Large Cap Growth Fund Institutional Class	4.85%
Empower Multi-Sector Bond Fund Institutional Class	4.63%
Empower of America Contract	4.31%
Empower International Value Fund Institutional Class	4.15%
Empower Mid Cap Value Fund Institutional Class	4.05%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	23.41%
Empower Bond Index Fund Institutional Class	8.23%
Empower International Index Fund Institutional Class	7.86%
Empower Large Cap Value Fund Institutional Class	5.23%
Empower Core Bond Fund Institutional Class	4.95%
Empower Large Cap Growth Fund Institutional Class	4.85%
Empower Multi-Sector Bond Fund Institutional Class	4.63%
Empower of America Contract	4.31%
Empower International Value Fund Institutional Class	4.15%
Empower Mid Cap Value Fund Institutional Class	4.05%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2035 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2035 Fund
Class Name	Investor Class
Trading Symbol	MXKLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2035 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Investor Class/MXKLX)	$ 88	0.85% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%	[5]
Net Assets	$ 2,102,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,102M
Total number of portfolio holdings	22
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages
of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	23.41%
Empower Bond Index Fund Institutional Class	8.23%
Empower International Index Fund Institutional Class	7.86%
Empower Large Cap Value Fund Institutional Class	5.23%
Empower Core Bond Fund Institutional Class	4.95%
Empower Large Cap Growth Fund Institutional Class	4.85%
Empower Multi-Sector Bond Fund Institutional Class	4.63%
Empower of America Contract	4.31%
Empower International Value Fund Institutional Class	4.15%
Empower Mid Cap Value Fund Institutional Class	4.05%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	23.41%
Empower Bond Index Fund Institutional Class	8.23%
Empower International Index Fund Institutional Class	7.86%
Empower Large Cap Value Fund Institutional Class	5.23%
Empower Core Bond Fund Institutional Class	4.95%
Empower Large Cap Growth Fund Institutional Class	4.85%
Empower Multi-Sector Bond Fund Institutional Class	4.63%
Empower of America Contract	4.31%
Empower International Value Fund Institutional Class	4.15%
Empower Mid Cap Value Fund Institutional Class	4.05%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2035 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2035 Fund
Class Name	Service Class
Trading Symbol	MXLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2035 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Service Class/MXLLX)	$ 98	0.95% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%	[5]
Net Assets	$ 2,102,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,102M
Total number of portfolio holdings	22
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	23.41%
Empower Bond Index Fund Institutional Class	8.23%
Empower International Index Fund Institutional Class	7.86%
Empower Large Cap Value Fund Institutional Class	5.23%
Empower Core Bond Fund Institutional Class	4.95%
Empower Large Cap Growth Fund Institutional Class	4.85%
Empower Multi-Sector Bond Fund Institutional Class	4.63%
Empower of America Contract	4.31%
Empower International Value Fund Institutional Class	4.15%
Empower Mid Cap Value Fund Institutional Class	4.05%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	23.41%
Empower Bond Index Fund Institutional Class	8.23%
Empower International Index Fund Institutional Class	7.86%
Empower Large Cap Value Fund Institutional Class	5.23%
Empower Core Bond Fund Institutional Class	4.95%
Empower Large Cap Growth Fund Institutional Class	4.85%
Empower Multi-Sector Bond Fund Institutional Class	4.63%
Empower of America Contract	4.31%
Empower International Value Fund Institutional Class	4.15%
Empower Mid Cap Value Fund Institutional Class	4.05%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2040 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2040 Fund
Class Name	Institutional Class
Trading Symbol	MXBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2040 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Institutional Class/MXBGX)	$ 54	0.51% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%	[6]
Net Assets	$ 1,083,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,083M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten
Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.44%
Empower International Index Fund Institutional Class	9.35%
Empower Bond Index Fund Institutional Class	6.00%
Empower Large Cap Value Fund Institutional Class	5.90%
Empower Large Cap Growth Fund Institutional Class	5.47%
Empower International Value Fund Institutional Class	4.94%
Empower Mid Cap Value Fund Institutional Class	4.50%
Empower International Growth Fund Institutional Class	4.42%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.29%
Empower Core Bond Fund Institutional Class	3.60%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten
Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.44%
Empower International Index Fund Institutional Class	9.35%
Empower Bond Index Fund Institutional Class	6.00%
Empower Large Cap Value Fund Institutional Class	5.90%
Empower Large Cap Growth Fund Institutional Class	5.47%
Empower International Value Fund Institutional Class	4.94%
Empower Mid Cap Value Fund Institutional Class	4.50%
Empower International Growth Fund Institutional Class	4.42%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.29%
Empower Core Bond Fund Institutional Class	3.60%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2040 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2040 Fund
Class Name	Investor Class
Trading Symbol	MXBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2040 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Investor Class/MXBDX)	$ 90	0.86% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%	[6]
Net Assets	$ 1,083,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,083M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	10%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.44%
Empower International Index Fund Institutional Class	9.35%
Empower Bond Index Fund Institutional Class	6.00%
Empower Large Cap Value Fund Institutional Class	5.90%
Empower Large Cap Growth Fund Institutional Class	5.47%
Empower International Value Fund Institutional Class	4.94%
Empower Mid Cap Value Fund Institutional Class	4.50%
Empower International Growth Fund Institutional Class	4.42%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.29%
Empower Core Bond Fund Institutional Class	3.60%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.44%
Empower International Index Fund Institutional Class	9.35%
Empower Bond Index Fund Institutional Class	6.00%
Empower Large Cap Value Fund Institutional Class	5.90%
Empower Large Cap Growth Fund Institutional Class	5.47%
Empower International Value Fund Institutional Class	4.94%
Empower Mid Cap Value Fund Institutional Class	4.50%
Empower International Growth Fund Institutional Class	4.42%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.29%
Empower Core Bond Fund Institutional Class	3.60%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2040 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2040 Fund
Class Name	Service Class
Trading Symbol	MXBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2040 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Service Class/MXBEX)	$ 101	0.96% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%	[6]
Net Assets	$ 1,083,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,083M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period (not annualized)	10%

Holdings [Text Block]
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.44%
Empower International Index Fund Institutional Class	9.35%
Empower Bond Index Fund Institutional Class	6.00%
Empower Large Cap Value Fund Institutional Class	5.90%
Empower Large Cap Growth Fund Institutional Class	5.47%
Empower International Value Fund Institutional Class	4.94%
Empower Mid Cap Value Fund Institutional Class	4.50%
Empower International Growth Fund Institutional Class	4.42%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.29%
Empower Core Bond Fund Institutional Class	3.60%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.44%
Empower International Index Fund Institutional Class	9.35%
Empower Bond Index Fund Institutional Class	6.00%
Empower Large Cap Value Fund Institutional Class	5.90%
Empower Large Cap Growth Fund Institutional Class	5.47%
Empower International Value Fund Institutional Class	4.94%
Empower Mid Cap Value Fund Institutional Class	4.50%
Empower International Growth Fund Institutional Class	4.42%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.29%
Empower Core Bond Fund Institutional Class	3.60%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2045 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2045 Fund
Class Name	Institutional Class
Trading Symbol	MXWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2045 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Institutional Class/MXWEX)	$ 55	0.53% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%	[7]
Net Assets	$ 1,581,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,581M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%

Holdings [Text Block]
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.13%
Empower International Index Fund Institutional Class	10.49%
Empower Large Cap Value Fund Institutional Class	6.28%
Empower Large Cap Growth Fund Institutional Class	5.83%
Empower International Value Fund Institutional Class	5.54%
Empower International Growth Fund Institutional Class	4.96%
Empower Mid Cap Value Fund Institutional Class	4.73%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.50%
Empower Bond Index Fund Institutional Class	4.33%
Empower Real Estate Index Fund Institutional Class	3.28%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.13%
Empower International Index Fund Institutional Class	10.49%
Empower Large Cap Value Fund Institutional Class	6.28%
Empower Large Cap Growth Fund Institutional Class	5.83%
Empower International Value Fund Institutional Class	5.54%
Empower International Growth Fund Institutional Class	4.96%
Empower Mid Cap Value Fund Institutional Class	4.73%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.50%
Empower Bond Index Fund Institutional Class	4.33%
Empower Real Estate Index Fund Institutional Class	3.28%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2045 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2045 Fund
Class Name	Investor Class
Trading Symbol	MXQLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2045 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Investor Class/MXQLX)	$ 92	0.88% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%	[7]
Net Assets	$ 1,581,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,581M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%

Holdings [Text Block]
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.13%
Empower International Index Fund Institutional Class	10.49%
Empower Large Cap Value Fund Institutional Class	6.28%
Empower Large Cap Growth Fund Institutional Class	5.83%
Empower International Value Fund Institutional Class	5.54%
Empower International Growth Fund Institutional Class	4.96%
Empower Mid Cap Value Fund Institutional Class	4.73%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.50%
Empower Bond Index Fund Institutional Class	4.33%
Empower Real Estate Index Fund Institutional Class	3.28%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.13%
Empower International Index Fund Institutional Class	10.49%
Empower Large Cap Value Fund Institutional Class	6.28%
Empower Large Cap Growth Fund Institutional Class	5.83%
Empower International Value Fund Institutional Class	5.54%
Empower International Growth Fund Institutional Class	4.96%
Empower Mid Cap Value Fund Institutional Class	4.73%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.50%
Empower Bond Index Fund Institutional Class	4.33%
Empower Real Estate Index Fund Institutional Class	3.28%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2045 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2045 Fund
Class Name	Service Class
Trading Symbol	MXRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2045 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Service Class/MXRLX)	$ 102	0.98% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%	[7]
Net Assets	$ 1,581,000,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,581M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%

Holdings [Text Block]
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.13%
Empower International Index Fund Institutional Class	10.49%
Empower Large Cap Value Fund Institutional Class	6.28%
Empower Large Cap Growth Fund Institutional Class	5.83%
Empower International Value Fund Institutional Class	5.54%
Empower International Growth Fund Institutional Class	4.96%
Empower Mid Cap Value Fund Institutional Class	4.73%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.50%
Empower Bond Index Fund Institutional Class	4.33%
Empower Real Estate Index Fund Institutional Class	3.28%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.13%
Empower International Index Fund Institutional Class	10.49%
Empower Large Cap Value Fund Institutional Class	6.28%
Empower Large Cap Growth Fund Institutional Class	5.83%
Empower International Value Fund Institutional Class	5.54%
Empower International Growth Fund Institutional Class	4.96%
Empower Mid Cap Value Fund Institutional Class	4.73%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.50%
Empower Bond Index Fund Institutional Class	4.33%
Empower Real Estate Index Fund Institutional Class	3.28%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2050 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2050 Fund
Class Name	Institutional Class
Trading Symbol	MXBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2050 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Institutional Class/MXBSX)	$ 57	0.54% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%	[8]
Net Assets	$ 723,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 723M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten
Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.95%
Empower International Index Fund Institutional Class	11.35%
Empower Large Cap Value Fund Institutional Class	6.46%
Empower Large Cap Growth Fund Institutional Class	6.00%
Empower International Value Fund Institutional Class	6.00%
Empower International Growth Fund Institutional Class	5.37%
Empower Mid Cap Value Fund Institutional Class	4.79%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.56%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.65%
Empower Emerging Markets Equity Fund Institutional Class	3.64%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten
Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.95%
Empower International Index Fund Institutional Class	11.35%
Empower Large Cap Value Fund Institutional Class	6.46%
Empower Large Cap Growth Fund Institutional Class	6.00%
Empower International Value Fund Institutional Class	6.00%
Empower International Growth Fund Institutional Class	5.37%
Empower Mid Cap Value Fund Institutional Class	4.79%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.56%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.65%
Empower Emerging Markets Equity Fund Institutional Class	3.64%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2050 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2050 Fund
Class Name	Investor Class
Trading Symbol	MXBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2050 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Investor Class/MXBOX)	$ 94	0.89% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%	[8]
Net Assets	$ 723,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 723M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
representing
percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.95%
Empower International Index Fund Institutional Class	11.35%
Empower Large Cap Value Fund Institutional Class	6.46%
Empower Large Cap Growth Fund Institutional Class	6.00%
Empower International Value Fund Institutional Class	6.00%
Empower International Growth Fund Institutional Class	5.37%
Empower Mid Cap Value Fund Institutional Class	4.79%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.56%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.65%
Empower Emerging Markets Equity Fund Institutional Class	3.64%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.95%
Empower International Index Fund Institutional Class	11.35%
Empower Large Cap Value Fund Institutional Class	6.46%
Empower Large Cap Growth Fund Institutional Class	6.00%
Empower International Value Fund Institutional Class	6.00%
Empower International Growth Fund Institutional Class	5.37%
Empower Mid Cap Value Fund Institutional Class	4.79%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.56%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.65%
Empower Emerging Markets Equity Fund Institutional Class	3.64%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2050 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2050 Fund
Class Name	Service Class
Trading Symbol	MXBQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2050 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Service Class/MXBQX)	$ 104	0.99% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%	[8]
Net Assets	$ 723,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 723M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	9%

Holdings [Text Block]
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.95%
Empower International Index Fund Institutional Class	11.35%
Empower Large Cap Value Fund Institutional Class	6.46%
Empower Large Cap Growth Fund Institutional Class	6.00%
Empower International Value Fund Institutional Class	6.00%
Empower International Growth Fund Institutional Class	5.37%
Empower Mid Cap Value Fund Institutional Class	4.79%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.56%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.65%
Empower Emerging Markets Equity Fund Institutional Class	3.64%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.95%
Empower International Index Fund Institutional Class	11.35%
Empower Large Cap Value Fund Institutional Class	6.46%
Empower Large Cap Growth Fund Institutional Class	6.00%
Empower International Value Fund Institutional Class	6.00%
Empower International Growth Fund Institutional Class	5.37%
Empower Mid Cap Value Fund Institutional Class	4.79%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.56%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.65%
Empower Emerging Markets Equity Fund Institutional Class	3.64%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2055 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2055 Fund
Class Name	Institutional Class
Trading Symbol	MXZHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2055 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Institutional Class/MXZHX)	$ 58	0.55% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%	[9]
Material Change Date	Jan. 01, 2026
Net Assets	$ 827,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 827M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages
of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	29.06%
Empower International Index Fund Institutional Class	11.97%
Empower Large Cap Value Fund Institutional Class	6.48%
Empower International Value Fund Institutional Class	6.32%
Empower Large Cap Growth Fund Institutional Class	6.01%
Empower International Growth Fund Institutional Class	5.66%
Empower Mid Cap Value Fund Institutional Class	4.73%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.51%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.97%
Empower Emerging Markets Equity Fund Institutional Class	3.96%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	29.06%
Empower International Index Fund Institutional Class	11.97%
Empower Large Cap Value Fund Institutional Class	6.48%
Empower International Value Fund Institutional Class	6.32%
Empower Large Cap Growth Fund Institutional Class	6.01%
Empower International Growth Fund Institutional Class	5.66%
Empower Mid Cap Value Fund Institutional Class	4.73%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.51%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.97%
Empower Emerging Markets Equity Fund Institutional Class	3.96%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April 30, 2026, ECM contractually agreed to waive 0.01% of its management fees.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2055 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2055 Fund
Class Name	Investor Class
Trading Symbol	MXWLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2055 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Investor Class/MXWLX)	$ 95	0.90% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%	[9]
Material Change Date	Jan. 01, 2026
Net Assets	$ 827,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 827M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	29.06%
Empower International Index Fund Institutional Class	11.97%
Empower Large Cap Value Fund Institutional Class	6.48%
Empower International Value Fund Institutional Class	6.32%
Empower Large Cap Growth Fund Institutional Class	6.01%
Empower International Growth Fund Institutional Class	5.66%
Empower Mid Cap Value Fund Institutional Class	4.73%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.51%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.97%
Empower Emerging Markets Equity Fund Institutional Class	3.96%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	29.06%
Empower International Index Fund Institutional Class	11.97%
Empower Large Cap Value Fund Institutional Class	6.48%
Empower International Value Fund Institutional Class	6.32%
Empower Large Cap Growth Fund Institutional Class	6.01%
Empower International Growth Fund Institutional Class	5.66%
Empower Mid Cap Value Fund Institutional Class	4.73%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.51%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.97%
Empower Emerging Markets Equity Fund Institutional Class	3.96%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2026, ECM contractually agreed to waive 0.01% of its management fees.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2055 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2055 Fund
Class Name	Service Class
Trading Symbol	MXXLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2055 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Service Class/MXXLX)	$ 105	1.00% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%	[9]
Material Change Date	Jan. 01, 2026
Net Assets	$ 827,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 827M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period (not annualized)	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	29.06%
Empower International Index Fund Institutional Class	11.97%
Empower Large Cap Value Fund Institutional Class	6.48%
Empower International Value Fund Institutional Class	6.32%
Empower Large Cap Growth Fund Institutional Class	6.01%
Empower International Growth Fund Institutional Class	5.66%
Empower Mid Cap Value Fund Institutional Class	4.73%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.51%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.97%
Empower Emerging Markets Equity Fund Institutional Class	3.96%
ASSET CLASS
AL
LOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	29.06%
Empower International Index Fund Institutional Class	11.97%
Empower Large Cap Value Fund Institutional Class	6.48%
Empower International Value Fund Institutional Class	6.32%
Empower Large Cap Growth Fund Institutional Class	6.01%
Empower International Growth Fund Institutional Class	5.66%
Empower Mid Cap Value Fund Institutional Class	4.73%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.51%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.97%
Empower Emerging Markets Equity Fund Institutional Class	3.96%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2026, ECM contractually agreed to waive 0.01% of its management fees.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2060 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2060 Fund
Class Name	Institutional Class
Trading Symbol	MXGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2060 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Institutional Class/MXGUX)	$ 58	0.55% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%	[9]
Material Change Date	Jan. 01, 2026
Net Assets	$ 185,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 100,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 185M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.1M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.74%
Empower International Index Fund Institutional Class	12.44%
Empower International Value Fund Institutional Class	6.57%
Empower Large Cap Value Fund Institutional Class	6.41%
Empower Large Cap Growth Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.89%
Empower Mid Cap Value Fund Institutional Class	4.61%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.38%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.26%
Empower Emerging Markets Equity Fund Institutional Class	4.25%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.74%
Empower International Index Fund Institutional Class	12.44%
Empower International Value Fund Institutional Class	6.57%
Empower Large Cap Value Fund Institutional Class	6.41%
Empower Large Cap Growth Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.89%
Empower Mid Cap Value Fund Institutional Class	4.61%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.38%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.26%
Empower Emerging Markets Equity Fund Institutional Class	4.25%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2026, ECM contractually agreed to waive 0.01% of its management fees.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2060 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2060 Fund
Class Name	Investor Class
Trading Symbol	MXGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2060 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Investor Class/MXGNX)	$ 95	0.90% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%	[9]
Material Change Date	Jan. 01, 2026
Net Assets	$ 185,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 100,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 185M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.1M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.74%
Empower International Index Fund Institutional Class	12.44%
Empower International Value Fund Institutional Class	6.57%
Empower Large Cap Value Fund Institutional Class	6.41%
Empower Large Cap Growth Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.89%
Empower Mid Cap Value Fund Institutional Class	4.61%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.38%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.26%
Empower Emerging Markets Equity Fund Institutional Class	4.25%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.74%
Empower International Index Fund Institutional Class	12.44%
Empower International Value Fund Institutional Class	6.57%
Empower Large Cap Value Fund Institutional Class	6.41%
Empower Large Cap Growth Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.89%
Empower Mid Cap Value Fund Institutional Class	4.61%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.38%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.26%
Empower Emerging Markets Equity Fund Institutional Class	4.25%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2026, ECM contractually agreed to waive 0.01% of its management fees.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2060 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2060 Fund
Class Name	Service Class
Trading Symbol	MXGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2060 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Service Class/MXGQX)	$ 105	1.00% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%	[9]
Material Change Date	Jan. 01, 2026
Net Assets	$ 185,000,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 100,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 185M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.1M
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.74%
Empower International Index Fund Institutional Class	12.44%
Empower International Value Fund Institutional Class	6.57%
Empower Large Cap Value Fund Institutional Class	6.41%
Empower Large Cap Growth Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.89%
Empower Mid Cap Value Fund Institutional Class	4.61%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.38%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.26%
Empower Emerging Markets Equity Fund Institutional Class	4.25%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.74%
Empower International Index Fund Institutional Class	12.44%
Empower International Value Fund Institutional Class	6.57%
Empower Large Cap Value Fund Institutional Class	6.41%
Empower Large Cap Growth Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.89%
Empower Mid Cap Value Fund Institutional Class	4.61%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.38%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.26%
Empower Emerging Markets Equity Fund Institutional Class	4.25%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2026, ECM contractually agreed to waive 0.01% of its management fees.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2065 Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2065 Fund
Class Name	Institutional Class
Trading Symbol	MXHBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2065 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2065 Fund (Institutional Class/MXHBX)	$ 58	0.55% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%	[9]
Material Change Date	Jan. 01, 2026
Net Assets	$ 0	[10]
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0	[11]
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 0M (a)
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.0M (b)
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
(a)	Amount represents less than $500K.
(b)	Amount represents less than $50K.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.75%
Empower International Index Fund Institutional Class	12.55%
Empower International Value Fund Institutional Class	6.63%
Empower Large Cap Value Fund Institutional Class	6.42%
Empower Large Cap Growth Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.94%
Empower Mid Cap Value Fund Institutional Class	4.60%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.37%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.33%
Empower Emerging Markets Equity Fund Institutional Class	4.32%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.75%
Empower International Index Fund Institutional Class	12.55%
Empower International Value Fund Institutional Class	6.63%
Empower Large Cap Value Fund Institutional Class	6.42%
Empower Large Cap Growth Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.94%
Empower Mid Cap Value Fund Institutional Class	4.60%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.37%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.33%
Empower Emerging Markets Equity Fund Institutional Class	4.32%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2026, ECM contractually agreed to waive 0.01% of its management fees.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2065 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2065 Fund
Class Name	Investor Class
Trading Symbol	MXHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2065 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2065 Fund (Investor Class/MXHCX)	$ 95	0.90% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%	[9]
Material Change Date	Jan. 01, 2026
Net Assets	$ 0	[10]
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0	[11]
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 0M (a)
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.0M (b)
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
(a)	Amount represents less than $500K.
(b)	Amount represents less than $50K.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.75%
Empower International Index Fund Institutional Class	12.55%
Empower International Value Fund Institutional Class	6.63%
Empower Large Cap Value Fund Institutional Class	6.42%
Empower Large Cap Growth Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.94%
Empower Mid Cap Value Fund Institutional Class	4.60%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.37%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.33%
Empower Emerging Markets Equity Fund Institutional Class	4.32%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.75%
Empower International Index Fund Institutional Class	12.55%
Empower International Value Fund Institutional Class	6.63%
Empower Large Cap Value Fund Institutional Class	6.42%
Empower Large Cap Growth Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.94%
Empower Mid Cap Value Fund Institutional Class	4.60%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.37%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.33%
Empower Emerging Markets Equity Fund Institutional Class	4.32%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2026, ECM contractually agreed to waive 0.01% of its management fees.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Lifetime 2065 Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Empower Lifetime 2065 Fund
Class Name	Service Class
Trading Symbol	MXHDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Lifetime 2065 Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2065 Fund (Service Class/MXHDX)	$ 103	0.98% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%	[9]
Material Change Date	Jan. 01, 2026
Net Assets	$ 0	[10]
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0	[11]
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 0M (a)
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.0M (b)
Portfolio turnover rate as of the end of the reporting period (not annualized)	11%
(a)	Amount represents less than $500K.
(b)	Amount represents less than $50K.

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.75%
Empower International Index Fund Institutional Class	12.55%
Empower International Value Fund Institutional Class	6.63%
Empower Large Cap Value Fund Institutional Class	6.42%
Empower Large Cap Growth Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.94%
Empower Mid Cap Value Fund Institutional Class	4.60%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.37%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.33%
Empower Emerging Markets Equity Fund Institutional Class	4.32%
ASSET CLASS ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	28.75%
Empower International Index Fund Institutional Class	12.55%
Empower International Value Fund Institutional Class	6.63%
Empower Large Cap Value Fund Institutional Class	6.42%
Empower Large Cap Growth Fund Institutional Class	5.95%
Empower International Growth Fund Institutional Class	5.94%
Empower Mid Cap Value Fund Institutional Class	4.60%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.37%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.33%
Empower Emerging Markets Equity Fund Institutional Class	4.32%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 30, 2026, ECM contractually agreed to waive 0.01% of its management fees.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2026. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.33%).
[2]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.34%).
[3]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).
[4]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).
[5]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).
[6]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).
[7]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).
[8]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.42%).
[9]	The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).
[10]	Amount represents less than $500K.
[11]	Amount represents less than $50K.